SUMMARY OF NON-VESTED STOCK OPTION (Details) - $ / shares	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Share-Based Payment Arrangement [Abstract]
Non-vested Options Outstanding, Beginning Balance	32,535	7,002
Weighted-Average Grant Date Fair Value, Beginning Balance	$ 102.99	$ 58.80
Non-vested Options Outstanding, Options granted	37,490	33,477
Weighted-Average Grant Date Fair Value, options granted	$ 12.37	$ 108.77
Non-vested Options Outstanding, Options forfeited/cancelled	(424)	(5,381)
Weighted-Average Grant Date Fair Value, Options forfeited/cancelled	$ 3.42	$ 77.70
Non-vested Options Outstanding, Options vested	(11,651)	(2,563)
Weighted-Average Grant Date Fair Value, Options vested	$ 98.98	$ 38.00
Non-vested Options Outstanding, Ending Balance	57,950	32,535
Weighted-Average Grant Date Fair Value, Ending Balance	$ 45.33	$ 102.99